Prepaid and Other Current Assets, Net	12 Months Ended
Dec. 31, 2024
Prepaid and Other Current Assets, Net [Abstract]
Prepaid and Other Current Assets, Net

6. PREPAID AND OTHER CURRENT ASSETS, NET

Prepaid and other current assets, net consisted of the following:

	As of December 31,
	2023	2024
Prepayments to suppliers	$127	$189
Prepaid for HybriU development	29	29
Loans to third parties	6	6
Receivables from third-party (Note i)	—	880
Others (Note ii)	16	16
Total before allowance for doubtful accounts	178	1,120
Less: allowance for doubtful accounts (Note i)	—	(461)
Prepaid and other current assets, net	$178	$659

(Note i) Long-term receivable, net related to Bay State College and expected to be collected less than twelve months.

(Note ii) Others mainly included prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous items.